Critical Accounting Estimates and Assumptions	12 Months Ended
Dec. 31, 2017
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Critical Accounting Estimates and Assumptions
3.	Critical Accounting Estimates and Assumptions

The Group makes estimates and assumptions concerning the future. The estimates and assumptions are continuously evaluated with consideration to factors such as events reasonably predictable in the foreseeable future within the present circumstance according to historical experience. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

3.1	Impairment of Goodwill

The Group tests whether goodwill has suffered any impairment on an annual basis. The recoverable amount of cash-generating units (CGUs) is determined based on value-in-use calculations (Note 12).

3.2	Income Taxes

The Group is operating in numerous countries and the income generated from these operations is subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain (Note 28).

If certain portion of the taxable income is not used for investments or increase in wages or dividends in accordance with the Tax System For Recirculation of Corporate Income, the Group is liable to pay additional income tax calculated based on the tax laws. The new tax system is effective for three years from 2015. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new system. As the Group’s income tax is dependent on the investments, increase in wages and dividends, there is an uncertainty in measuring the final tax effects.

3.3	Fair Value of Derivatives and Financial Instruments

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period (Note 36).

3.4	Provision for Impairment

The Group recognizes provisions for accounting of estimated loss in customers’ insolvency. When the provision for impairment is estimated, it is based on the aging analysis of trade receivables balances, incurred loss experience, customers’ credit rates and changes of payment terms. If the customer’s financial position becomes worse, the actual loss amount will be increased more than the estimated.

3.5	Net defined benefit liability

The present value of net defined benefit liability depends on a number of factors that are determined on an actuarial basis using a number of assumptions including the discount rate (Note 17).

3.6	Deferred Revenue

Service installation fees and initial subscription fees related to activation of service are deferred and recognized as revenue over the expected periods of customer relationships. The estimate of the expected terms of customer relationship is based on the historical data. If management’s estimate changes, it may cause significant differences in the timing of revenue recognition and amounts recognized.

3.7	Provisions

As described in Note 16, the Group records provisions for litigation and assets retirement obligations at the end of the reporting period. The provisions are estimated based on the factors such as the historical experiences.

3.8	Useful Lives of Property and Equipment and Investment Property

The property and equipment, intangible assets, and investment properties, excluding land, goodwill, condominium memberships and golf club memberships, are depreciated using the straight-line method over their useful lives. The estimated useful lives are determined based on expected usage of the assets and the estimates can be materially affected by technical changes and other factors. The Group will increase depreciation expenses if the useful lives are considered shorter than the previously estimated useful lives.